Reverse Mortgage Portfolio Composition (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary of the Company's Serviced Reverse Mortgage Portfolio Composition and the Remaining UPBs of the Reverse Mortgage Loan Portfolio
The table below summarizes the composition and the outstanding UPB (in thousands) of the reverse mortgage loan portfolio serviced by the Company:

	December 31, 2022	December 31, 2021
Reverse mortgage loans:
Reverse mortgage loans held for investment, subject to HMBS related obligations	$10,719,000	$9,849,835

Reverse mortgage loans held for investment:
Non-agency reverse mortgages	489,038	432,144
Loans not securitized(1)	88,029	266,723
Unpoolable loans(2)	136,657	104,551
Unpoolable tails	11,076	12,008
Total reverse mortgage loans held for investment	724,800	815,426

Reverse mortgage loans held for investment, subject to nonrecourse debt:
Performing HECM buyouts	328,845	289,089
Nonperforming HECM buyouts	541,071	590,729
Non-agency reverse mortgages	6,370,209	4,285,661
Total reverse mortgage loans held for investment, subject to nonrecourse debt	7,240,125	5,165,479

Total owned reverse mortgage portfolio	18,683,925	15,830,740
Loans reclassified as government guaranteed receivable	76,033	48,625
Loans serviced for others	81,436	17,840
Total serviced reverse mortgage loan portfolio	$18,841,394	$15,897,205
(1) Loans not securitized represent primarily newly originated loans and poolable tails.
(2) Unpoolable loans represent primarily loans that have reached 98% of their MCA.
Summarizes the Owned Reverse Mortgage Portfolio by Product Type
The table below summarizes the reverse mortgage portfolio owned by the Company by product type (in thousands):

	December 31, 2022	December 31, 2021
Fixed rate loans	$6,548,902	$5,384,865
Adjustable rate loans	12,135,023	10,445,875
Total owned reverse mortgage portfolio	$18,683,925	$15,830,740